Shareholders' Equity	12 Months Ended
Sep. 30, 2016
Equity [Abstract]
Shareholders' Equity
Shareholders' Equity

Shelf Registration
On March 28, 2016, we filed a registration statement with the Securities and Exchange Commission (SEC) that originally permitted us to issue, from time to time, up to $2.5 billion in common stock and/or debt securities, which replaced our registration statement that expired on March 28, 2016. At September 30, 2016, $2.4 billion of securities remain available for issuance under the shelf registration statement.

At-the-Market Equity Sales Program

On March 28, 2016, we entered into an at-the-market (ATM) equity distribution agreement (the Agreement) with Goldman, Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Incorporated and Morgan Stanley & Co. LLC in their capacity as agents and/or as principals (Agents). Under the terms of the Agreement, we may issue and sell, through any of the Agents, shares of our common stock, up to an aggregate offering price of $200 million, through the period ended March 28, 2019. We may also sell shares from time to time to an Agent for its own account at a price to be agreed upon at the time of sale. We will pay each Agent a commission of 1.0% of the gross offering proceeds of the shares sold through it as a sales agent. We have no obligation to offer or sell any shares under the Agreement, and may at any time suspend offers and sales under the Agreement. The shares will be issued pursuant to our shelf registration statement filed with the SEC on March 28, 2016. During fiscal 2016, we sold 1,360,756 shares of common stock under the ATM program for $100.0 million and received net proceeds of $98.6 million.

1998 Long-Term Incentive Plan
In August 1998, the Board of Directors approved and adopted the 1998 Long-Term Incentive Plan (LTIP), which became effective in October 1998 after approval by our shareholders. The LTIP is a comprehensive, long-term incentive compensation plan providing for discretionary awards of incentive stock options, non-qualified stock options, stock appreciation rights, bonus stock, time-lapse restricted stock, time-lapse restricted stock units, performance-based restricted stock units and stock units to certain employees and non-employee directors of the Company and our subsidiaries. The objectives of this plan include attracting and retaining the best personnel, providing for additional performance incentives and promoting our success by providing employees with the opportunity to acquire our common stock.
As of September 30, 2015, we were authorized to grant awards for up to a maximum of 8.7 million shares of common stock under this plan subject to certain adjustment provisions. In February 2016, our shareholders voted to increase the number of authorized LTIP shares by 2.5 million shares and to extend the term of the plan for an additional five years, through September 2021. On March 29, 2016, we filed with the SEC a registration statement on Form S-8 to register an additional 2.5 million shares; we also listed such shares with the New York Stock Exchange. As of September 30, 2016, we were authorized to grant awards for up to a maximum of 11.2 million shares of common stock under this plan subject to certain adjustment provisions.
2014 Equity Offering
On February 18, 2014, we completed the public offering of 9,200,000 shares of our common stock including the underwriters’ exercise of their overallotment option of 1,200,000 shares under our existing shelf registration statement. The offering was priced at $44.00 per share and generated net proceeds of $390.2 million, which were used to repay short-term debt outstanding under our commercial paper program, to fund infrastructure spending primarily to enhance the safety and reliability of our system and for general corporate purposes.
Share Repurchase Program
On September 28, 2011, the Board of Directors approved a program authorizing the repurchase of up to five million shares of common stock over a five-year period. The program expired on September 30, 2016 and will not be renewed. We did not repurchase any shares during fiscal 2016, 2015, or 2014 under the program.

Accumulated Other Comprehensive Income (Loss)
We record deferred gains (losses) in accumulated other comprehensive income (AOCI) related to available-for-sale securities, interest rate agreement cash flow hedges and commodity contract cash flow hedges. Deferred gains (losses) for our available-for-sale securities and commodity contract cash flow hedges are recognized in earnings upon settlement, while deferred gains (losses) related to our interest rate agreement cash flow hedges are recognized in earnings as they are amortized. The following tables provide the components of our accumulated other comprehensive income (loss) balances, net of the related tax effects allocated to each component of other comprehensive income.

	Available- for-Sale Securities	Interest Rate Agreement Cash Flow Hedges	Commodity Contracts Cash Flow Hedges	Total
	(In thousands)
September 30, 2015	$4,949	$(88,842)	$(25,437)	$(109,330)
Other comprehensive income (loss) before reclassifications	(263)	(99,029)	(11,662)	(110,954)
Amounts reclassified from accumulated other comprehensive income	(202)	347	32,117	32,262
Net current-period other comprehensive income (loss)	(465)	(98,682)	20,455	(78,692)
September 30, 2016	$4,484	$(187,524)	$(4,982)	$(188,022)

	Available- for-Sale Securities	Interest Rate Agreement Cash Flow Hedges	Commodity Contracts Cash Flow Hedges	Total
	(In thousands)
September 30, 2014	$7,662	$(18,381)	$(1,674)	$(12,393)
Other comprehensive income (loss) before reclassifications	(2,173)	(71,003)	(49,211)	(122,387)
Amounts reclassified from accumulated other comprehensive income	(540)	542	25,448	25,450
Net current-period other comprehensive income (loss)	(2,713)	(70,461)	(23,763)	(96,937)
September 30, 2015	$4,949	$(88,842)	$(25,437)	$(109,330)

The following tables detail reclassifications out of AOCI for the fiscal years ended September 30, 2016 and 2015. Amounts in parentheses below indicate decreases to net income in the statement of income.

	Fiscal Year Ended September 30, 2016
Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement of Income
	(In thousands)
Available-for-sale securities	$318	Operation and maintenance expense
	318	Total before tax
	(116)	Tax expense
	$202	Net of tax
Cash flow hedges
Interest rate agreements	$(546)	Interest charges
Commodity contracts	(52,651)	Purchased gas cost(1)
	(53,197)	Total before tax
	20,733	Tax benefit
	$(32,464)	Net of tax
Total reclassifications	$(32,262)	Net of tax

	Fiscal Year Ended September 30, 2015
Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement of Income
	(In thousands)
Available-for-sale securities	$850	Operation and maintenance expense
	850	Total before tax
	(310)	Tax expense
	$540	Net of tax
Cash flow hedges
Interest rate agreements	$(853)	Interest charges
Commodity contracts	(41,716)	Purchased gas cost(1)
	(42,569)	Total before tax
	16,579	Tax benefit
	$(25,990)	Net of tax
Total reclassifications	$(25,450)	Net of tax

(1)	Amounts are presented as part of income from discontinued operations on the consolidated statements of income.